OTHER PAYABLES AND ACCRUALS	6 Months Ended
Jun. 30, 2024
Notes and other explanatory information [abstract]
OTHER PAYABLES AND ACCRUALS

13.	OTHER PAYABLES AND ACCRUALS

	December 31,	June 30,
	2023	2024	2024
	CNY	CNY	US$
	(Audited)	(Unaudited)	(Unaudited)

Financial liabilities
Accrued expenses	7,748	2,575	354
Deposits from customers	116	102	14
Other payables (financial liabilities)	7,864	2,677	368

Taxes other than income tax payable (a)	2	—	—
Accrued payroll	156	177	24
Transaction deposit of mining right acquisition (Note18 (b))	74,322	76,217	10,488
Others	266	334	46
Others payables (non-financial liabilities)	74,746	76,728	10,558

Total	82,610	79,405	10,926

(a)	Taxes other than income taxes payable mainly comprise accruals for output value-added tax, city construction tax and education surcharge.